Derivative Instruments - Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	$ 253	$ (2,342)	$ (5,370)	$ (2,296)
Unrealized gain (loss)			(3,011)	(1,542)
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)	(1,333)	(700)	(2,359)	(1,254)
Unrealized gain (loss)	1,241	$ (1,642)	(1,834)	(1,294)
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain (loss)				500
Unrealized gain (loss)	$ 345		$ (1,177)	$ (248)